Cover	3 Months Ended
Mar. 31, 2025
Entity Addresses [Line Items]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 5
Entity Registrant Name	ALPHAVEST ACQUISITION CORP
Entity Central Index Key	0001937891
Entity Primary SIC Number	6770
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	205 W. 37th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	(203)
Local Phone Number	998-5540
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	205 W. 37th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	(203)
Local Phone Number	998-5540
Contact Personnel Name	Yong (David) Yan